Summary of Significant Accounting Policies - Disclosure In Tabular Form Of Estimated Lives Of Right Of Use Assets Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2019
Bottom of range [member] | Buildings and constructions [member]
Disclosure Of Estimated Useful Lives Of Right Of Use Assets [Line Items]
Right of use assets useful life	2 years
Bottom of range [member] | Operating machinery and equipment [member]
Disclosure Of Estimated Useful Lives Of Right Of Use Assets [Line Items]
Right of use assets useful life	5 years
Bottom of range [member] | Transportation vehicles [member]
Disclosure Of Estimated Useful Lives Of Right Of Use Assets [Line Items]
Right of use assets useful life	2 years
Top of range [member] | Buildings and constructions [member]
Disclosure Of Estimated Useful Lives Of Right Of Use Assets [Line Items]
Right of use assets useful life	5 years
Top of range [member] | Operating machinery and equipment [member]
Disclosure Of Estimated Useful Lives Of Right Of Use Assets [Line Items]
Right of use assets useful life	10 years
Top of range [member] | Transportation vehicles [member]
Disclosure Of Estimated Useful Lives Of Right Of Use Assets [Line Items]
Right of use assets useful life	22 years